Condensed Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 428,796	$ 95,496	$ 322,548	$ (1,235,170)
Adjustments to reconcile net income to net cash provided by operating activities
Deferred income taxes	51,000		(120,000)
Depreciation and amortization	84,682	71,374	105,330	92,037
Amortization of intangibles	177,373	147,231	196,633	103,523
Amortization of debt discount				4,250
Provision for bad debts				39,000
Share-based compensation	119,161	34,212	17,616	1,136,258
Common stock issued in exchange for services	69,500
Stock warrants issued in exchange for services		28,528	28,528	105,080
Gain from bargain purchase				(17,932)
Common stock issued for services			21,000	35,000
Changes in assets and liabilities:
Accounts receivable	(349,432)	335,833	(65,464)	(667,315)
Unbilled services	(398,000)	(133,000)
Prepaid expenses and other current assets	(63,146)	50,077	(27,756)	22,240
Deposits and other assets	(3,739)	(161)	(840)	35,925
Accounts payable and accrued expenses and due to related party	415,931	(153,774)	(91,953)	693,137
Accrued interest	1,401	788	869	4,747
Due to related parties			(3,270)	(393)
Deferred revenue	377,297	385,399	357,755	42,416
Net cash provided by operating activities	910,824	862,003	740,996	392,803
Cash flows from investing activities:
Acquisition of new business				(441,964)
Software development costs				(198,591)
Purchase of property and equipment	(10,344)	(31,375)	(30,364)	(103,819)
Net cash used in investing activities	(10,344)	(31,375)	(30,364)	(744,374)
Cash flows from financing activities:
Repayment of bank line of credit		(178,633)
Proceeds from (repayment of) line of credit, net			(178,633)	178,633
Proceed from term loan		350,000	350,000
Repayment of term loan			(70,483)
Repayment of note payable to related party	(20,000)			(7,054)
Repayment of long-term debt	(150,653)	(29,250)
Principal payments under capital leases obligations	(42,946)	(39,220)	(53,107)	(49,247)
Net cash (used in) provided by financing activities	(213,599)	102,897	47,777	122,332
Net increase in cash and cash equivalents	686,881	933,525	758,409	(229,239)
Cash and cash equivalents - beginning of period	762,892	4,483	4,483	233,722
Cash and cash equivalents - end of period	1,449,773	938,008	762,892	4,483
Cash paid during period for:
Interest	48,391	50,525	69,134	66,776
Income taxes